Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule Of Fair Value Of Financial Assets And Liabilities Measurement
The following tables set forth the fair value of the Company’s financial assets and liabilities measured at fair value as of:

	December 31, 2023
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$99,293	$-	$-
Money market fund	79,621	-	-
Deposits	4,760	-	-
Bank deposits	85,893	-	-
Restricted deposits	1,299	-	-
Marketable securities	-	476,138	-
Asset derivatives (located in other receivables)	-	971	-
Liability derivatives (located in other account payables and accrued expenses)	-	(87)	-
	$270,866	$477,022	$-

	December 31, 2022
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$52,558	$-	$-
Restricted cash	1,137	-	-
Money market funds	30,828	-	-
Bank deposits	3,366	-	-
Bank deposits	134,000	-	-
Restricted deposits	50	-	-
Marketable securities	-	431,132	-
Asset derivatives (located in other receivables)	-	60	-
Liability derivatives (located in other account payables and accrued expenses)	-	(1,444)	-
	$221,939	$429,748	$-